INCOME TAXES (Details 2) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Reserves and accruals		$ 392	$ 985
Carryforward tax losses		23,950	23,271
Other temporary differences		666	423
Total deferred tax assets before valuation allowance		25,008	24,679
Valuation allowance (2)	[1]	(9,229)	(17,621)
Net deferred tax assets		15,779	7,058
Goodwill and other intangible assets		(6,696)	(5,482)
Other temporary differences		(38)	(809)
Total deferred tax liabilities		(6,734)	(6,291)
Total deferred tax Assets , net of deferred tax liabilities		$ 9,045	$ 767

[1]	The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not be realized in the foreseeable future.